Note 6 - Indebtedness 2 (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Debt Activity [Table Text Block]
	Convertible Notes Payable
	Principal	Accrued Interest
Balances at January 1, 2019	$1,359	$2
Aggregate principal value of notes sold	816	-
Accrued Interest on notes	-	103
Aggregate principal value of notes and accrued interest converted into common stock	(2,175)	(105)
	-	-
Balances at December 31, 2019	$-	$-